Income tax expense (Details 2) - CAD	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net operating losses carried forward:
Timing differences on property and equipment and financing costs	CAD 1,850,228	CAD 2,106,780	CAD 2,135,468
Total operating loss carryforwards	9,605,738	CAD 8,568,247	CAD 8,181,207
Intellectual property	(6,671,544)
Deferred Tax Assets, Operating Loss Carryforwards	2,934,194	CAD 8,568,247	CAD 8,181,207
Less valuation allowance	CAD (2,934,194)	CAD (8,568,247)	CAD (8,181,207)
Net Operating loss carry forward
Canada
Net operating losses carried forward:
Total operating loss carryforwards	CAD 5,100,905	CAD 4,236,318	CAD 4,005,683
USA
Net operating losses carried forward:
Total operating loss carryforwards	CAD 2,654,605	CAD 2,225,150	CAD 2,040,056